Impairment - Additional Information (Detail)		12 Months Ended
		Dec. 31, 2019 JPY (¥) Segment	Dec. 31, 2018 JPY (¥) Segment	Dec. 31, 2017 JPY (¥)
Disclosure of information for cash-generating units [line items]
Number of CGU's		5	5
Number of operating segments | Segment			2
Number of reportable segments | Segment		2	2
Impairment loss of goodwill		¥ 0	¥ 0	¥ 0
Impairment loss of other intangible assets		96,000,000	212,000,000	214,000,000
Impairment loss of property and equipment		57,000,000	0	0
Impairment loss of right-of-use assets	[1]	617,000,000
Kiwiple [member]
Disclosure of information for cash-generating units [line items]
Impairment loss of other intangible assets				134,000,000
LINE Games Global Gateway L.P. [member]
Disclosure of information for cash-generating units [line items]
Impairment loss of other intangible assets				¥ 80,000,000
Line Friends [Member]
Disclosure of information for cash-generating units [line items]
Impairment loss of property and equipment		57,000,000
Impairment loss of right-of-use assets		617,000,000
Core business [member]
Disclosure of information for cash-generating units [line items]
Impairment loss of other intangible assets			60,000,000
Strategic business [member]
Disclosure of information for cash-generating units [line items]
Impairment loss of other intangible assets			¥ 152,000,000
Strategic business [member] | Line Friends [Member]
Disclosure of information for cash-generating units [line items]
Impairment loss of other intangible assets		¥ 96,000,000

[1]	Refer to Note 11 Impairment for further details.